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                               - BT INSTITUTIONAL FUNDS -






                       ----------------------------------------



                                    INSTITUTIONAL
                                  DAILY ASSETS FUND



                       ----------------------------------------








                                    ANNUAL REPORT
                       ----------------------------------------
                                     JUNE - 1997

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY ASSETS FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    Letter to Shareholders . . . . . . . . . . . . . . . . . . . . . . . .   3

    Institutional Daily Assets Fund
      Schedule of Portfolio Investments. . . . . . . . . . . . . . . . . .   4
      Statement of Assets and Liabilities. . . . . . . . . . . . . . . . .   7
      Statement of Operations. . . . . . . . . . . . . . . . . . . . . . .   7
      Statement of Changes in Net Assets . . . . . . . . . . . . . . . . .   8
      Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . .   8
      Notes to Financial Statements. . . . . . . . . . . . . . . . . . . .   9
      Report of Independent Accountants. . . . . . . . . . . . . . . . . .  10

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY ASSETS FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

The Institutional Daily Assets Fund's inception date is November 13, 1996 and thus, it has not been in operation for a full year. Given this and the fact that you received a semi-annual report for the period through December 1996, please note that the following annual review will primarily focus on activities for the first half of the calendar year.

Similar to the environment of the preceding nine months or so, the money markets were dominated virtually throughout the six months ended June 30, 1997 by ongoing concerns about inflation pressures, an overly strong economy, and an official move in interest rates by the Federal Reserve Board. The difference was that during this period, there actually was action by the Federal Reserve Board.

By staying disciplined to the purchase of high quality instruments and actively adjusting duration and sector allocation as market conditions changed, the managers of the Institutional Daily Assets Fund (the "Fund") were able to produce competitive yields. In fact, the Fund's annualized 7-day effective yield of 5.76% as of June 30, 1997 was notably higher than the 5.49% yield of the IBC First Tier-Institutional Only Money Funds average.* The Fund's 7-day current yield was 5.60% as of June 30, 1997.


                  -------------------------------------------------
                                INVESTMENT INSTRUMENTS
                   Commercial paper, certificates of deposit,
                   floating rate notes and repurchase agreements.
                  -------------------------------------------------

MARKET ACTIVITY

This semi-annual period was much more volatile in comparison to the previous period. On March 25, 1997, the Federal Reserve Board increased the fed funds rate from 5.25% to 5.50%-the first increase in over two years. Economic strength, as evidenced by first quarter GDP growth of 5.80%, strong consumer spending and home-building, and increased manufacturing inventories, prompted the official and widely expected move. Interestingly, this above-trend economic growth did not result in a rise in the reported inflation rate.

This low inflationary pressure, along with signs that the economy was slowing in the second quarter, was likely the major reason the Federal Reserve Board chose not to raise interest rates again when it met on May 20th, surprising many industry analysts and investors who had anticipated that they would.

                ----------------------------------------------
                                   OBJECTIVE
                Seeks high levels of current income
                consistent with liquidity and perservation of
                capital.
                ----------------------------------------------

The period following this meeting was quiet, punctuated by continuous growth, high consumer confidence, and a strong equity market. While nonfarm payroll gains were weak, unemployment stayed low and inflation remained scarce. GDP growth for the second quarter was only 1.75%. This type of economic activity, together with the absence of an official move in interest rates, led to very little price volatility on the money market curve in June.

INVESTMENT REVIEW

After lengthening the Fund's average maturity in the second half of 1996, we moved to a somewhat defensive, shorter-than-benchmark position throughout the first quarter of 1997, in anticipation of the late March rate hike. Once the Federal Reserve Board raised rates and economic growth waned, we moved to a more neutral stance in the portfolio. We did not extend the portfolio's maturity, because we saw no value in the flat yield curve. This strategy, along with strong sector allocation, proved to be quite effective in adding value to the Fund through the semi-annual period.

MANAGER OUTLOOK

We expect to stay in a slightly defensive position for the near term for several reasons. First, we view the money market curve as very expensive right now. We believe the money markets have essentially priced out any possibility of higher interest rates over the next year. In addition, with continued low unemployment, record high consumer confidence, the wealth effect of the equity markets, and a much lower interest rate structure than existed earlier this year, we feel that the risks are still asymmetric for a resumption in economic growth for the second half of the year.

                     ---------------------------------
                           STATUS AT JUNE 30, 1997
                      Seven day effective yield: 5.76%
                         Average maturity: 30 days
                         Net assets: $2,748 million
                     ---------------------------------

                   DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                      BY ASSET TYPE AS OF JUNE 30, 1997
                   (PERCENTAGES ARE BASED ON MARKET VALUE)

                                       [CHART]


                        Euro Time Deposits            20%
                        Euro Certificates of Deposit   9%
                        Floating Rate Notes           22%
                        Certificates of Deposit       15%
                        Commercial Paper              34%

In short, current data supports the notion that the Federal Reserve Board is on hold and that the economy is enjoying the best of all possible worlds. However, while we are currently in a period of "fixed income nirvana," the future risks for the acceleration of economic activity and for ultimately higher short-term yields seems evident.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

We appreciate your support of the BT Institutional Daily Assets Fund and look forward to continuing to serve your investment needs for many years ahead.

                                 /s/ Darlene M Rasel

                                    Darlene Rasel
                               Portfolio Manager of the
                           INSTITUTIONAL DAILY ASSETS FUND
                                    June 30, 1997

--------------------------
* Past performance is not indicative of future results. Yields will vary. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. Shares of the Fund are not deposits or obligations of, or guaranteed by Bankers Trust Company, and the shares are not federally-insured by the Federal Depository Insurance Corporation, the Federal Reserve Board or any other agency.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY ASSETS FUND

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997
--------------------------------------------------------------------------------

Principal
Amount                      Description                              Value
--------------              -----------                         ----------------
                   COMMERCIAL PAPER* - 33.84%
  $ 19,000,000     Abbey National North American Corp.,
                   5.40%, 7/11/97. . . . . . . . . . . . .      $  18,971,500

                   Asset Securitization Cooperative Corp.:
    17,000,000     5.55%, 7/16/97. . . . . . . . . . . . .         16,960,688
    38,000,000     5.61%, 9/08/97. . . . . . . . . . . . .         37,591,405

    55,000,000     Associates Corp. of North America,
                   6.15%, 7/01/97. . . . . . . . . . . . .         55,000,000

                   BHF Finance:
    40,000,000     5.59%, 9/10/97. . . . . . . . . . . . .         39,559,406
    15,000,000     5.63%, 10/06/97 . . . . . . . . . . . .         14,772,454

                   BTR Dunlop:
    14,000,000     5.67%, 11/18/97 . . . . . . . . . . . .         13,691,300
    11,000,000     5.68%, 11/18/97 . . . . . . . . . . . .         10,757,022

    18,460,000     Bass Finance,
                   5.61%, 7/14/97. . . . . . . . . . . . .         18,422,636

                   C.S. First Boston:
    15,000,000     5.63%, 8/05/97. . . . . . . . . . . . .         14,917,896
    10,000,000     5.68%, 11/21/97 . . . . . . . . . . . .          9,774,378

    10,000,000     Cafco,
                   5.59%, 9/09/97. . . . . . . . . . . . .          9,891,306

    10,000,000     Commonwealth Bank of Australia,
                   5.37%, 9/03/97. . . . . . . . . . . . .          9,904,533

    15,000,000     Daimler Benz North America Corp.,
                   5.73%, 9/08/97. . . . . . . . . . . . .         14,835,263

                   Eksportfinans:
     8,755,000     5.64%, 7/07/97. . . . . . . . . . . . .          8,746,770
     2,650,000     5.65%, 9/02/97. . . . . . . . . . . . .          2,623,798

                   General Electric Capital Corp.:
    13,000,000     6.15%, 7/01/97. . . . . . . . . . . . .         13,000,000
    12,000,000     5.65%, 7/28/97. . . . . . . . . . . . .         11,949,150
    30,000,000     5.55%, 8/19/97. . . . . . . . . . . . .         29,773,375
    15,000,000     5.64%, 9/08/97. . . . . . . . . . . . .         14,837,850

    15,000,000     General Electric Capital Services,
                   5.55%, 8/07/97. . . . . . . . . . . . .         14,914,438

                   Goldman Sachs:
    20,000,000     5.55%, 7/07/97. . . . . . . . . . . . .         19,981,500
    25,000,000     5.56%, 7/07/97. . . . . . . . . . . . .         24,976,833
    40,000,000     5.56%, 7/28/97. . . . . . . . . . . . .         39,833,200
    17,000,000     5.62%, 9/02/97. . . . . . . . . . . . .         16,832,805

     8,000,000     Halifax Building Society,
                   5.73%, 10/14/97 . . . . . . . . . . . .          7,866,300

                   International Lease Finance Corp.:
    25,000,000     5.63%, 8/14/97. . . . . . . . . . . . .         24,827,972
     5,000,000     5.66%, 8/18/97. . . . . . . . . . . . .          4,962,267

    32,000,000     International Nederlanden Funding,
                   5.54%, 7/14/97. . . . . . . . . . . . .         31,935,982

     4,000,000     Kingdom of Sweden,
                   5.34%, 8/26/97. . . . . . . . . . . . .          3,966,773

                   Merrill Lynch & Co.:
    15,000,000     5.56%, 7/07/97. . . . . . . . . . . . .         14,986,100
    13,000,000     5.58%, 7/09/97. . . . . . . . . . . . .         12,983,880
    13,000,000     5.65%, 7/21/97. . . . . . . . . . . . .         12,959,194
    20,000,000     5.60%, 8/19/97. . . . . . . . . . . . .         19,847,556
    18,000,000     5.58%, 9/24/97. . . . . . . . . . . . .         17,762,850
    25,000,000     5.72%, 11/19/97 . . . . . . . . . . . .         24,439,917

     5,000,000     Morgan Stanley Group, Inc.,
                   5.58%, 7/21/97. . . . . . . . . . . . .          4,984,500

    21,000,000     New South Wales Treasury Corp.,
                   5.61%, 8/11/97. . . . . . . . . . . . .         20,865,828

                   NYNEX:
    24,000,000     5.53%, 7/14/97. . . . . . . . . . . . .         23,952,073
    30,000,000     5.54%, 7/28/97. . . . . . . . . . . . .         29,875,463

    18,000,000     Pacific Dunlop Holdings, Inc.,
                   5.63%, 8/21/97. . . . . . . . . . . . .         17,856,435

    25,000,000     Pepsi,
                   6.00%, 7/01/97. . . . . . . . . . . . .         25,000,000

                   Receivables Capital Corp.:
    12,000,000     5.60%, 7/02/97. . . . . . . . . . . . .         11,998,133
    15,000,000     5.57%, 7/02/97. . . . . . . . . . . . .         14,997,681
    10,000,000     5.57%, 8/13/97. . . . . . . . . . . . .          9,933,469

                   Repsol International Finance:
    20,000,000     5.56%, 7/15/97. . . . . . . . . . . . .         19,956,794
    15,000,000     5.63%, 7/29/97. . . . . . . . . . . . .         14,934,317
    12,000,000     5.75%, 10/27/97 . . . . . . . . . . . .         11,773,833

    20,000,000     Royal Bank of Canada,
                   5.32%, 8/26/97. . . . . . . . . . . . .         19,834,489

    25,000,000     Smith Barney,
                   5.55%, 7/11/97. . . . . . . . . . . . .         24,961,458

    20,000,000     Sony Capital Corp.,
                   5.57%, 7/08/97. . . . . . . . . . . . .         19,978,339
                                                                 ------------
TOTAL COMMERCIAL PAPER
(Amortized Cost $929,961,109). . . . . . . . . . . . . . .        929,961,109
                                                                 ------------

                   EURODOLLAR CERTIFICATES OF
                   DEPOSIT - 8.84%
                   Abbey National PLC:
    25,000,000     5.71%, 8/14/97. . . . . . . . . . . . .         25,000,301
    20,000,000     5.65%, 9/25/97. . . . . . . . . . . . .         20,000,000

    23,000,000     Australia and New Zealand Bank Group,
                   5.67%, 9/30/97. . . . . . . . . . . . .         23,000,573


                          See Notes to Financial Statements on Page 9

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INSTITUTIONAL DAILY ASSETS FUND

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997
--------------------------------------------------------------------------------

Principal
Amount                               Description                      Value
--------------                       -----------                  --------------
                   Banco Bilbao Vizcaya:
  $ 15,000,000     5.74%, 7/21/97. . . . . . . . . . . . .        $ 15,000,082
    15,000,000     5.67%, 9/17/97. . . . . . . . . . . . .          15,000,320

    13,000,000     Banco Santander,
                   5.57%, 7/14/97. . . . . . . . . . . . .          13,000,047

                   Banque National de Paris:
    25,000,000     5.75%, 7/17/97. . . . . . . . . . . . .          25,000,329
    15,000,000     5.71%, 8/19/97. . . . . . . . . . . . .          15,000,101

     8,000,000     Bank of Tokyo Mitsubishi,
                   5.66%, 7/09/97. . . . . . . . . . . . .           8,000,018

    30,000,000     CommerzBank AG,
                   5.58%, 7/01/97. . . . . . . . . . . . .          30,000,000

    14,000,000     Credit Agricole,
                   5.79%, 12/16/97 . . . . . . . . . . . .          14,001,269

     2,000,000     Morgan Guaranty,
                   5.86%, 10/03/97 . . . . . . . . . . . .           2,000,345

    13,000,000     Svenska Handelsbank,
                   5.70%, 9/12/97. . . . . . . . . . . . .          13,000,236

    25,000,000     Toronto Dominion Bank,
                   5.52%, 7/07/97. . . . . . . . . . . . .          25,000,000
                                                                  ------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
(Amortized Cost $243,003,621). . . . . . . . . . . . . . .         243,003,621
                                                                  ------------

                   EURODOLLAR TIME DEPOSITS - 19.64%
                   ABN Amro Bank:
    40,000,000     5.73%, 7/07/97. . . . . . . . . . . . .          40,000,000
    20,000,000     5.74%, 8/13/97. . . . . . . . . . . . .          20,000,000

    25,000,000     Bank of Austria AG,
                   5.97%, 10/17/97 . . . . . . . . . . . .          25,000,000

    40,000,000     Bank of Nova Scotia,
                   6.187%, 7/02/97 . . . . . . . . . . . .          40,000,000

    15,000,000     Banco Bilbao Vizcaya,
                   5.66%, 9/23/97. . . . . . . . . . . . .          15,000,345

    59,665,246     BHF Bank AG,
                   8.00%, 7/01/97. . . . . . . . . . . . .          59,665,246

    50,000,000     Canadian Imperial Bank of Commerce,
                   6.38%, 7/01/97. . . . . . . . . . . . .          50,000,000

    40,000,000     Credit Agricole,
                   5.72%, 7/10/97. . . . . . . . . . . . .          40,000,000

    50,000,000     Deutsche Bank,
                   6.25%, 7/01/97. . . . . . . . . . . . .          50,000,000

    25,000,000     Generale Bank,
                   5.70%, 9/04/97. . . . . . . . . . . . .          25,000,000

    25,000,000     International Nederlanden Funding,
                   5.73%, 7/08/97. . . . . . . . . . . . .          25,000,000

                   UBS:
    75,000,000     6.25%, 7/01/97. . . . . . . . . . . . .          75,000,000
    50,000,000     6.50%, 7/01/97. . . . . . . . . . . . .          50,000,000

    25,000,000     West Deutsche Landesbank,
                   6.38%, 7/01/97. . . . . . . . . . . . .          25,000,000
                                                                  ------------
TOTAL EURODOLLAR TIME DEPOSITS
(Amortized Cost $539,665,591). . . . . . . . . . . . . . .         539,665,591
                                                                  ------------

                   FLOATING RATE NOTES - 22.15%
                   ABN Amro Bank
    15,000,000     Daily Variable Rate,
                   5.615%, 5/13/98 . . . . . . . . . . . .          14,996,847

                   American Express Centurion Bank
    10,000,000     Monthly Variable Rate,
                   5.658%, 5/12/98 . . . . . . . . . . . .          10,000,000

                   Avco Financial Services Inc.
     7,000,000     Quarterly Variable Rate,
                   5.456%, 11/17/97. . . . . . . . . . . .           6,999,971

                   Banc One Columbus
    25,000,000     Daily Variable Rate,
                   5.705%, 1/09/98 . . . . . . . . . . . .          25,007,717

                   Bank One Dayton
    35,000,000     Weekly Variable Rate,
                   5.69%, 2/05/98. . . . . . . . . . . . .          34,987,041

                   Bayerische Landesbank
    25,000,000     Monthly Variable Rate,
                   5.558%, 6/26/98 . . . . . . . . . . . .          24,980,767

                   Bear Stearns Companies, Inc.
     9,000,000     Monthly Variable Rate,
                   5.875%, 4/28/98 . . . . . . . . . . . .           9,011,631

                   Caterpillar Financial Services Corp.
     5,000,000     Monthly Variable Rate,
                   5.668%, 7/22/97 . . . . . . . . . . . .           5,000,039

                   Comerica
    50,000,000     Daily Variable Rate,
                   5.575%, 3/06/98 . . . . . . . . . . . .          49,977,014

                   CoreStates MTN
    50,000,000     Monthly Variable Rate,
                   5.658%, 9/03/97 . . . . . . . . . . . .          50,000,000

                   FNMA
     5,000,000      Daily Variable Rate,
                   5.52%, 1/15/98. . . . . . . . . . . . .           4,998,674

                   First Union Bank North Carolina
     3,000,000      Quarterly Variable Rate,
                   5.658%, 12/19/97. . . . . . . . . . . .           3,000,000


                           See Notes to Financial Statements on Page 9

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INSTITUTIONAL DAILY ASSETS FUND

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997
--------------------------------------------------------------------------------

Principal
Amount                          Description                          Value
--------------                  --------------                    ------------
                   General Electric Capital Corp.:
  $  7,000,000      Daily Variable Rate,
                   5.69%, 7/11/97. . . . . . . . . . . . .        $  7,000,000
                   Quarterly Variable Rate,
    10,000,000     5.746%, 1/05/98 . . . . . . . . . . . .          10,000,000
    18,000,000     5.746%, 1/23/98 . . . . . . . . . . . .          18,000,000

                   Key Bank:
                    Daily Variable Rate,
    15,000,000     5.59%, 1/21/98. . . . . . . . . . . . .          14,995,164
    25,000,000     5.60%, 3/05/98. . . . . . . . . . . . .          24,991,819
    20,000,000      Monthly Variable Rate,
                   5.578%, 3/19/98 . . . . . . . . . . . .          19,989,494

                   Mellon Bank
    15,000,000      Quarterly Variable Rate,
                   5.753%, 6/16/98 . . . . . . . . . . . .          15,000,000

                   Merrill Lynch & Co.
    15,000,000      Quarterly Variable Rate,
                   5.782%, 10/31/97. . . . . . . . . . . .          14,998,019

                   Morgan Guaranty:
    35,000,000      Daily Variable Rate,
                   5.625%, 2/19/98 . . . . . . . . . . . .          34,989,194
     5,000,000      Quarterly Variable Rate,
                   5.688%, 11/14/97. . . . . . . . . . . .           4,998,642

                   Morgan Stanley Group, Inc.:
    20,000,000      Monthly Variable Rate,
                   5.648%, 1/30/98 . . . . . . . . . . . .          20,000,000
    10,000,000      Quarterly Variable Rate,
                   5.762%, 5/18/98 . . . . . . . . . . . .          10,000,000

                   PNC Bank N.A.:
                    Monthly Variable Rate,
    25,000,000     5.588%, 10/27/97. . . . . . . . . . . .          24,994,373
    25,000,000     5.588%, 11/25/97. . . . . . . . . . . .          24,993,048
    15,000,000     5.588%, 5/27/98 . . . . . . . . . . . .          14,992,085
    25,000,000     5.578%, 6/16/98 . . . . . . . . . . . .          24,983,720

                   Royal Bank of Canada
    40,000,000      Daily Variable Rate,
                   5.55%, 11/14/97 . . . . . . . . . . . .          39,985,232

                   Societe Generale
    45,000,000      Daily Variable Rate,
                   5.61%, 1/15/98. . . . . . . . . . . . .          44,990,369
                                                                  ------------
TOTAL FLOATING RATE NOTES
(Amortized Cost $608,860,860). . . . . . . . . . . . . . .         608,860,860
                                                                  ------------
                   YANKEE CERTIFICATES OF DEPOSIT - 15.58%
    75,000,000     Bank of America Corp.,
                   5.70%, 8/01/97. . . . . . . . . . . . .          75,000,000

    20,000,000     Bank of Tokyo Mitsubishi,
                   5.75%, 9/17/97. . . . . . . . . . . . .          19,999,961

    10,000,000     Banque National de Paris,
                   5.72%, 7/10/97. . . . . . . . . . . . .          10,000,025

    25,000,000     Bayerische Landesbank,
                   5.61%, 7/22/97. . . . . . . . . . . . .          25,000,473

    30,000,000     Industrial Bank of Japan,
                   5.70%, 7/23/97. . . . . . . . . . . . .          30,000,000

    20,000,000     Nordeutsche Landesbank,
                   5.57%, 7/21/97. . . . . . . . . . . . .          20,000,221

    10,000,000     RaboBank,
                   5.78%, 12/08/97 . . . . . . . . . . . .          10,001,017

                   Sanwa Bank:
    11,000,000     5.68%, 7/02/97. . . . . . . . . . . . .          11,000,006
    65,000,000     5.69%, 7/10/97. . . . . . . . . . . . .          65,000,196

                   Societe Generale:
    10,000,000     6.00%, 7/28/97. . . . . . . . . . . . .          10,001,583
     8,000,000     5.76%, 8/12/97. . . . . . . . . . . . .           8,000,368
    24,000,000     5.58%, 9/03/97. . . . . . . . . . . . .          23,991,697
    18,000,000     5.90%, 11/06/97 . . . . . . . . . . . .          18,000,000

     9,000,000     Sumitomo Bank,
                   5.71%, 7/03/97. . . . . . . . . . . . .           9,000,014

                   Westdeutsche Bank:
    45,000,000     5.57%, 7/01/97. . . . . . . . . . . . .          45,000,000
    25,000,000     5.75%, 8/20/97. . . . . . . . . . . . .          25,000,000
    23,000,000     5.69%, 8/21/97. . . . . . . . . . . . .          23,000,000
                                                                --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
(Amortized Cost $427,995,561). . . . . . . . . . . . . . .         427,995,561
                                                                --------------
TOTAL INVESTMENTS
(Amortized Cost $2,749,486,742). . . . . . . . . . .  100.05%    2,749,486,742
Liabilities in Excess of Other Assets. . . . . . . .   (0.05)%      (1,430,471)
                                                      ------    --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . .  100.00%   $2,748,056,271
                                                      ------    --------------
                                                      ------    --------------
-----------------
* Interest rates for Commercial Paper represent discount rates at the time of purchase.


                     See Notes to Financial Statements on Page 9

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY ASSETS FUND

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1997
--------------------------------------------------------------------------------

ASSETS
  Investments, at Value . . . . . . . . . . . . . . . . . . . .  $2,749,486,742
  Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,277
  Interest Receivable . . . . . . . . . . . . . . . . . . . . .      10,806,088
  Deferred Organization Expenses. . . . . . . . . . . . . . . .         115,439
  Prepaid Expenses and Other. . . . . . . . . . . . . . . . . .          53,703
                                                                 --------------
Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . .   2,760,463,249
                                                                 --------------
LIABILITIES
  Due to Bankers Trust. . . . . . . . . . . . . . . . . . . . .         257,167
  Dividends Payable . . . . . . . . . . . . . . . . . . . . . .      12,068,652
  Accrued Expenses and Other. . . . . . . . . . . . . . . . . .          81,159
                                                                 --------------
Total Liabilities . . . . . . . . . . . . . . . . . . . . . . .      12,406,978
                                                                 --------------
NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . .  $2,748,056,271
                                                                 --------------
                                                                 --------------
SHARES OUTSTANDING ($0.001 par value per share,
 unlimited number of shares of beneficial
 interest authorized) . . . . . . . . . . . . . . . . . . . . .   2,748,057,080
                                                                 --------------
                                                                 --------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 (net assets divided by shares outstanding) . . . . . . . . . .           $1.00
                                                                 --------------
                                                                 --------------
COMPOSITION OF NET ASSETS
  Paid-in Capital . . . . . . . . . . . . . . . . . . . . . . .  $2,748,057,080
  Overdistributed Net Investment Income . . . . . . . . . . . .            (809)
                                                                 --------------
NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . .  $2,748,056,271
                                                                 --------------
                                                                 --------------


--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                                  FOR THE PERIOD
                                                               NOVEMBER 13, 1996
                                                               (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                                 JUNE 30, 1997
                                                                 --------------
INVESTMENT INCOME
  Interest Income . . . . . . . . . . . . . . . . . . . . . . .  $   71,779,985
                                                                 --------------
EXPENSES
  Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . .       1,293,002
  Administration and Services Fees. . . . . . . . . . . . . . .         258,600
  Printing and Shareholder Reports. . . . . . . . . . . . . . .          10,300
  Professional Fees . . . . . . . . . . . . . . . . . . . . . .          24,760
  Trustees Fees . . . . . . . . . . . . . . . . . . . . . . . .          15,534
  Amortization of Organization Expenses . . . . . . . . . . . .          16,561
  Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . .          12,657
                                                                 --------------
  Total Expenses. . . . . . . . . . . . . . . . . . . . . . . .       1,631,414
  Less:  Expenses Absorbed by Bankers Trust . . . . . . . . . .         (79,812)
                                                                 --------------
    Net Expenses. . . . . . . . . . . . . . . . . . . . . . . .       1,551,602
                                                                 --------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . .      70,228,383

REALIZED GAIN FROM INVESTMENT TRANSACTIONS  . . . . . . . . . .           6,780
                                                                 --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS  . . . . . . . . . .  $   70,235,163
                                                                 --------------
                                                                 --------------

                     See Notes to Financial Statements on Page 9

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY ASSETS FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 FOR THE PERIOD
                                                               NOVEMBER 13, 1996
                                                                (COMMENCEMENT OF
                                                                 OPERATIONS) TO
                                                                 JUNE 30, 1997
                                                                --------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income . . . . . . . . . . . . . . . . . . .   $   70,228,383
  Net Realized Gain from Investment Transactions. . . . . . .            6,780
                                                                --------------
Net Increase in Net Assets from Operations  . . . . . . . . .       70,235,163
                                                                --------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income . . . . . . . . . . . . . . . . . . .      (70,235,972)
                                                                --------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
 (at net asset value of $1.00 per share)
  Proceeds from Sales of Shares . . . . . . . . . . . . . . .    6,414,724,407
  Cost of Shares Redeemed . . . . . . . . . . . . . . . . . .   (3,666,667,337)
                                                                --------------
Net Increase from Capital Transactions
 in Shares of Beneficial Interest . . . . . . . . . . . . . .    2,748,057,070
                                                                --------------
TOTAL INCREASE IN NET ASSETS. . . . . . . . . . . . . . . . .    2,748,056,261
NET ASSETS
Beginning of Period . . . . . . . . . . . . . . . . . . . . .               10
                                                                --------------
End of Period (includes overdistributed net
 investment income of $809) . . . . . . . . . . . . . . . . .   $2,748,056,271
                                                                --------------
                                                                --------------

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
Contained below are selected data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated for the Institutional Daily Assets Fund.

                                                                 FOR THE PERIOD
                                                               NOVEMBER 13, 1996
                                                               (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                                 JUNE 30, 1997
                                                                --------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . .           $1.00
                                                                --------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income  . . . . . . . . . . . . . . . . . . .            0.03
  Net Realized Gain from Investment Transactions . . . . . . .            0.00+
                                                                --------------
Total from Investment Operations . . . . . . . . . . . . . . .            0.03
                                                                --------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . . . . . .           (0.03)
                                                                --------------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . .           $1.00
                                                                --------------
                                                                --------------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . .            3.46%
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . . . . . . . . .  $    2,748,056
  Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . . . . . . . . . .          5.43%*
    Expenses . . . . . . . . . . . . . . . . . . . . . . . . . .          0.12%*
    Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust. . . . . . . . .          0.01%*

---------------------------
*   Annualized
+   Less than $0.01


                     See Notes to Financial Statements on Page 9

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

BT Institutional Funds ("the Trust") is registered under the Investment Company Act of 1940 ("the Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Daily Assets Fund (the "Fund") is one of the institutional funds offered to "accredited investors" as defined under the Securities Act of 1933 and institutional investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on November 13, 1996. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Fund. The following summarizes the significant accounting policies of the Fund:

B.  SECURITY VALUATION

Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of the Fund's investments.

C.  SECURITY TRANSACTIONS AND INTEREST INCOME

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the indentified cost basis.

D.  ORGANIZATIONAL EXPENSES

Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five year period.

E.  DIVIDENDS

It is the Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually.

F.  REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus all accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

G.  FEDERAL INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute substantially all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. For the period ended June 30, 1997, $6,780 of accumulated net realized gain was reclassified to overdistributed net investment income. The cost basis of investments was substantially the same for book and tax purposes.

H.  OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.02 of 1% of the Fund's average daily net assets. For the period ended June 30, 1997, this fee aggregated $258,600.

The Fund has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Fund pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.10 of 1% of average daily net assets. For the period ended June 30, 1997, this fee aggregated $1,293,002.

The Trust has entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood may seek reimbursement at an annual rate not exceeding 0.10 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the period ended June 30, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.12 of 1% of the average daily net assets of the Fund. For the period ended June 30, 1997, expenses of the Fund have been reduced by $79,812.

Certain trustees and officers of the Fund are also directors, officers and employees of Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY ASSETS FUND

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of BT Institutional Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Institutional Daily Assets Fund (one of the Funds comprising BT Institutional Funds) as of June 30, 1997, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period November 13, 1996 (commencement of operations) to June 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Institutional Daily Assets Fund of BT Institutional Funds as of June 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period November 13, 1996 (commencement of operations) to June 30, 1997, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
July 29, 1997

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                                          11

BT INSTITUTIONAL FUNDS
INSTITUTIONAL DAILY ASSETS FUND





INVESTMENT ADVISER AND ADMINISTRATOR OF THE FUND
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105


COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022



                    ------------------------------------------------
                    For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at
                    (800) 368-4031. This report must be preceded or accompanied by the Fund's current prospectus.
                    ------------------------------------------------



                                                              STADAP200 (8/97)